Leases (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of balance sheet information about leases for lessee
The consolidated statement of financial position shows the following amounts relating to leases:

(In millions of Korean won)	January 1, 2019		December 31, 2019
Right-of-use assets
Property and building	￦	559,813	￦	540,787
Machinery and track facilities		234,507		140,296
Others		105,463		107,414

Total	￦	899,783	￦	788,497

Investment property (buildings)		46,666		50,010
Lease liabilities 1
Current	￦	336,530	￦	355,833
Non-Current		470,703		373,306

Total	￦	807,233	￦	729,139

1	Included in the line items ‘Other current liabilities and other non-current liabilities’ in the consolidated statement of financial position (Notes 9 and 40).

Summary of statement of profit or loss information about leases for lessee
The consolidated statement
s
of
operations
shows the following amounts relating to leases:

(In millions of Korean won)	December 31, 2019
Depreciation of Right-of-use assets
Property and building	￦	310,202
Machinery and track facilities		89,452
Others		52,402

Total	￦	452,056

Depreciation of Investment Properties		21,809
Interest expense relating to lease liabilities		44,799
Expense relating to short-term leases		14,718
Expense relating to leases of low-value assets that are not short-term leases		26,575
Expense relating to variable lease payments not included in lease liabilities		5,993

Summary Of Details Of Finance Lease Assets
Details of finance lease assets as at December 31, 2018 is as follows:

(In millions of Korean won)	December 31, 2018
Acquisition Cost	￦	343,055
Less: Accumulated depreciation		(152,244)

Net Balance	￦	190,811

Summary Of Details Of Future Minimum Lease Payments Under Finance Lease Contracts
Details of future minimum lease payments as at December 31, 2018 under finance lease contracts are summarized below:

(In millions of Korean won)	December 31, 2018
Total amount of minimum lease payments
Within one year	￦	77,615
For one year to five years		124,498
Thereafter		79

Total	￦	202,192

Unrealized interest expense		38,334

(In millions of Korean won)	December 31, 2018
Net amount of minimum lease payments
Within one year	￦	59,324
For one year to five years		104,456
Thereafter		78

Total	￦	163,858

Summary Of Details Of future Minimum Lease Payments Under Operating Lease Contracts
Details of future minimum lease payments as at December 31, 2018 under operating lease contracts are summarized below:

(In millions of Korean won)	December 31, 2018
Within one year	￦	287,149
For one year to five years		389,057
Thereafter		28,976

Total	￦	705,182